Organization - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Annuity
Organization and Nature of Operations [Line Items]
Percentage of net premium written	99.00%
Accident, Health and Life Insurance Combined
Organization and Nature of Operations [Line Items]
Percentage of net premium written	1.00%
Variable Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	80.00%
variable-Indexed Annuities
Organization and Nature of Operations [Line Items]
Percentage of net premium written	20.00%